Ordinary shares	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
22.	Ordinary shares

The Company was incorporated in the Cayman Islands in May 2011.

On August 30, 2013, the Group's Board of Directors approved that the Group redesigned the share capital and adopted a dual class ordinary share structure immediately upon the completion of the initial public offering (“IPO”)
. Upon completion of the Group’s IPO on November 5, 2013, the Company’s shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US$0.00001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share, voting together as one class on all matters subject to a shareholders' vote.

On August 6, 2015, the Company committed cash of RMB2.5 billion (US$406.7 million) and 46.5 million
newly issued ordinary shares of the Company, to several private equity funds of which 46.5 million
ordinary shares and RMB1.7 billion (US$272.4 million) cash were contributed to the funds in August 2015. These funds acquired the remaining equity interests in Ganji with Tencent (See Note 4(b)(ii)).

On December 11, 2015, the Company issued 4.3
million
Class A ordinary shares to Tencent to early repay RMB806.0 million (US$125.0 million) principal amount and settle the accrued interest payable of RMB47.0 million (US$7.3 million) of the Original Convertible Note.

As of December 31, 2016, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 289,670,997 ordinary shares were issued and outstanding, of which 240,930,737 were Class A ordinary shares and 48,740,260 were Class B ordinary shares.

As of December 31, 2017, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 293,965,131 ordinary shares were issued and outstanding, of which 245,924,871 were Class A ordinary shares and 48,040,260 were Class B ordinary shares.

As of December 31, 2018, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 296,444,579 ordinary shares were issued and outstanding, of which 250,858,415 were Class A ordinary shares and 45,586,164 were Class B ordinary shares.